Acquisitions - Assets Acquired and Liabilities Assumed (Details) (Crossroads System [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 03, 2012
Crossroads System [Member]
Business Acquisition [Line Items]
Aggregate consideration	$ 63
Accounts receivable	4
Property, plant and equipment	63
Investments in unconsolidated affiliates	6
Other current liabilities	(4)
Other long-term liabilities	(6)
Total	$ 63